Receivables and prepaid expenses	12 Months Ended
Dec. 31, 2017
Receivables and Prepaid Expenses [Abstract]
Receivables and Prepaid Expenses Disclosure [Text Block]
3.	Receivables and prepaid expenses

	December 31,
	2017	2016
	U.S. dollars in thousands

Government authorities	$28	$52
Prepaid expenses	68	611

	$96	$663